CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net sales	$ 19,603	$ 22,935	$ 22,373
Cost of sales	(14,033)	(17,007)	(16,656)
Gross profit	5,570	5,928	5,717
Selling, general and administrative expenses	(4,809)	(4,412)	(4,446)
Operating income	761	1,516	1,271
Non-operating income (expense):
Exchange loss, net	(19)	(21)	(125)
Interest income	8	10	18
Other income	11	2	3
Gain on disposal of property, plant and equipment			110
Total non-operating income (expense)	0	(9)	6
Income before income taxes	761	1,507	1,277
Income taxes (note 3)	(236)	(243)	(134)
Net income	525	1,264	1,143
Net loss (profit) attributable to non-controlling interests	2	(13)	7
Net income attributable to Highway Holdings Limited's shareholders	$ 527	$ 1,251	$ 1,150
Net income per share:
- basic (in dollars per share)	$ 0.14	$ 0.33	$ 0.30
- diluted (in dollars per share)	$ 0.14	$ 0.33	$ 0.30
Weighted average number of shares outstanding:
- basic (in shares)	3,801,874	3,801,874	3,786,542
- diluted (in shares)	3,801,874	3,801,874	3,794,801